Equity Income Portfolio
Schedule of Investments (unaudited)
As of September 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (97.0%)
Communication Services (4.7%)
Comcast Corp. Class A	723,087	40,442
Verizon Communications Inc.	535,235	28,908
AT&T Inc.	291,102	7,863
Omnicom Group Inc.	33,800	2,449
TEGNA Inc.	110,560	2,180
Interpublic Group of Cos. Inc.	59,375	2,178
		84,020
Consumer Discretionary (5.2%)
Home Depot Inc.	90,820	29,813
Lowe's Cos. Inc.	96,142	19,503
McDonald's Corp.	76,166	18,364
TJX Cos. Inc.	107,964	7,124
Target Corp.	22,109	5,058
H&R Block Inc.	147,632	3,691
Foot Locker Inc.	62,235	2,842
Polaris Inc.	23,718	2,838
Best Buy Co. Inc.	18,968	2,005
Kontoor Brands Inc.	14,863	742
Garmin Ltd.	2,157	335
VF Corp.	4,322	290
		92,605
Consumer Staples (13.9%)
Procter & Gamble Co.	359,615	50,274
Philip Morris International Inc.	348,092	32,996
Mondelez International Inc. Class A	435,890	25,360
PepsiCo Inc.	146,070	21,970
Coca-Cola Co.	363,895	19,094
Kimberly-Clark Corp.	116,463	15,424
Archer-Daniels-Midland Co.	233,967	14,040
Walmart Inc.	88,859	12,385
Unilever plc ADR	220,253	11,942
Nestle SA ADR	76,353	9,178
Kellogg Co.	130,999	8,373
Altria Group Inc.	150,365	6,845
Tyson Foods Inc. Class A	53,790	4,246
Hershey Co.	24,290	4,111
Vector Group Ltd.	222,711	2,840
Nu Skin Enterprises Inc. Class A	50,469	2,043
Spectrum Brands Holdings Inc.	17,655	1,689
Colgate-Palmolive Co.	20,431	1,544
Weis Markets Inc.	20,889	1,098
Medifast Inc.	5,590	1,077

	Shares	Market Value ($000)
Walgreens Boots Alliance Inc.	19,961	939
Flowers Foods Inc.	22,164	524
Ingredion Inc.	4,591	409
SpartanNash Co.	11,603	254
		248,655
Energy (6.0%)
Pioneer Natural Resources Co.	150,483	25,057
ConocoPhillips	344,983	23,379
TC Energy Corp.	259,178	12,474
Chevron Corp.	103,927	10,543
Exxon Mobil Corp.	165,886	9,757
EOG Resources Inc.	71,644	5,751
Phillips 66	57,952	4,058
Targa Resources Corp.	78,734	3,875
Kinder Morgan Inc.	208,375	3,486
Cimarex Energy Co.	31,382	2,737
Schlumberger NV	64,197	1,903
SFL Corp. Ltd.	205,109	1,719
APA Corp.	73,436	1,574
Ovintiv Inc.	12,813	421
		106,734
Financials (21.2%)
JPMorgan Chase & Co.	427,678	70,007
Bank of America Corp.	1,289,565	54,742
Morgan Stanley	354,648	34,511
MetLife Inc.	488,347	30,146
Chubb Ltd.	146,557	25,425
BlackRock Inc.	26,432	22,167
Truist Financial Corp.	314,103	18,422
PNC Financial Services Group Inc.	82,397	16,120
Progressive Corp.	153,658	13,889
Citigroup Inc.	141,243	9,912
M&T Bank Corp.	64,437	9,623
Wells Fargo & Co.	187,143	8,685
Hartford Financial Services Group Inc.	62,065	4,360
Ally Financial Inc.	85,339	4,356
U.S. Bancorp	69,043	4,104
Synchrony Financial	71,037	3,472
KeyCorp.	160,175	3,463
CNO Financial Group Inc.	134,008	3,154
Hope Bancorp Inc.	213,734	3,086
Old Republic International Corp.	123,421	2,855
OneMain Holdings Inc.	47,695	2,639
Fidelity National Financial Inc.	55,891	2,534
Navient Corp.	119,854	2,365
Travelers Cos. Inc.	15,463	2,350
New York Community Bancorp Inc.	166,800	2,147
Regions Financial Corp.	98,886	2,107
CME Group Inc.	10,847	2,098
First Horizon Corp.	112,578	1,834
Discover Financial Services	13,007	1,598
Bank of New York Mellon Corp.	28,990	1,503
Aflac Inc.	28,638	1,493
PacWest Bancorp	27,363	1,240
Prudential Financial Inc.	11,184	1,177
Carlyle Group Inc.	23,375	1,105
Hanover Insurance Group Inc.	8,390	1,087

	Shares	Market Value ($000)
Associated Banc-Corp.	49,867	1,068
Invesco Ltd.	44,177	1,065
Jefferies Financial Group Inc.	28,163	1,046
FNB Corp.	76,497	889
Comerica Inc.	8,842	712
Everest Re Group Ltd.	2,468	619
First Financial Bancorp	21,136	495
Columbia Banking System Inc.	12,740	484
Ameriprise Financial Inc.	1,479	391
Westamerica BanCorp.	6,871	387
Citizens Financial Group Inc.	7,238	340
First BanCorp. (XNYS)	24,785	326
		377,598
Health Care (16.0%)
Johnson & Johnson	398,080	64,290
Pfizer Inc.	855,749	36,806
Merck & Co. Inc.	404,195	30,359
Eli Lilly & Co.	127,838	29,537
UnitedHealth Group Inc.	45,298	17,700
Becton Dickinson and Co.	59,258	14,567
AstraZeneca plc ADR	236,308	14,193
Baxter International Inc.	139,789	11,243
Anthem Inc.	29,119	10,856
Medtronic plc	81,253	10,185
Bristol-Myers Squibb Co.	149,878	8,868
Roche Holding AG	23,395	8,539
Novartis AG (Registered)	85,136	6,981
Gilead Sciences Inc.	98,628	6,889
AbbVie Inc.	52,723	5,687
CVS Health Corp.	39,045	3,313
Cardinal Health Inc.	63,007	3,116
Amgen Inc.	12,952	2,754
		285,883
Industrials (9.9%)
Lockheed Martin Corp.	67,122	23,164
Eaton Corp. plc	129,241	19,297
Raytheon Technologies Corp.	219,649	18,881
Caterpillar Inc.	94,383	18,119
General Dynamics Corp.	90,261	17,694
Johnson Controls International plc	208,524	14,196
L3Harris Technologies Inc.	49,900	10,990
Union Pacific Corp.	45,317	8,883
Honeywell International Inc.	32,553	6,910
Illinois Tool Works Inc.	27,883	5,762
3M Co.	32,566	5,713
Cummins Inc.	20,196	4,535
United Parcel Service Inc. Class B	22,856	4,162
Triton International Ltd.	64,342	3,348
Ryder System Inc.	37,422	3,095
nVent Electric plc	89,937	2,908
Emerson Electric Co.	24,938	2,349
ABM Industries Inc.	51,686	2,326
ManpowerGroup Inc.	21,361	2,313
H&E Equipment Services Inc.	34,699	1,204
Watsco Inc.	1,516	401
		176,250

	Shares	Market Value ($000)
Information Technology (8.6%)
Cisco Systems Inc.	831,474	45,257
Analog Devices Inc.	102,422	17,154
TE Connectivity Ltd.	119,901	16,453
Corning Inc.	374,870	13,679
Texas Instruments Inc.	65,950	12,676
QUALCOMM Inc.	73,254	9,448
International Business Machines Corp.	64,024	8,895
Intel Corp.	155,587	8,290
Broadcom Inc.	11,261	5,461
HP Inc.	162,246	4,439
Fidelity National Information Services Inc.	27,700	3,370
Avnet Inc.	60,436	2,234
Automatic Data Processing Inc.	9,469	1,893
ADTRAN Inc.	92,845	1,742
Xperi Holding Corp.	76,377	1,439
Hewlett Packard Enterprise Co.	20,257	289
		152,719
Materials (4.2%)
Celanese Corp. Class A	110,230	16,605
PPG Industries Inc.	110,986	15,872
LyondellBasell Industries NV Class A	132,518	12,437
Rio Tinto plc ADR	75,550	5,048
Dow Inc.	81,881	4,713
Linde plc	15,299	4,488
Nucor Corp.	38,250	3,767
Reliance Steel & Aluminum Co.	23,326	3,322
Steel Dynamics Inc.	55,022	3,218
Commercial Metals Co.	95,816	2,919
Packaging Corp. of America	17,170	2,360
Air Products and Chemicals Inc.	1,125	288
		75,037
Real Estate (0.6%)
Crown Castle International Corp.	59,513	10,315
Utilities (6.7%)
American Electric Power Co. Inc.	213,600	17,340
Dominion Energy Inc.	235,535	17,199
Duke Energy Corp.	157,345	15,355
Sempra Energy	108,467	13,721
Exelon Corp.	239,499	11,577
DTE Energy Co.	79,678	8,901
Entergy Corp.	74,090	7,358
UGI Corp.	166,583	7,100
NextEra Energy Inc.	47,936	3,764
AES Corp.	142,179	3,246
MDU Resources Group Inc.	108,103	3,207
Portland General Electric Co.	66,079	3,105
Evergy Inc.	47,427	2,950
Southern Co.	43,248	2,680
New Jersey Resources Corp.	35,636	1,241
National Fuel Gas Co.	19,217	1,009
Hawaiian Electric Industries Inc.	10,387	424
		120,177
Total Common Stocks (Cost $1,505,463)		1,729,993

		Shares	Market Value ($000)
Temporary Cash Investments (3.1%)
Money Market Fund (2.5%)
[1]	Vanguard Market Liquidity Fund, 0.068%	435,624	43,563
		Face Amount ($000)
Repurchase Agreement (0.6%)
	BNP Paribas 0.050%, 10/1/21 (Dated 9/30/2021, Repurchase Value $11,300,000, collateralized by Federal Home Loan Mortgage Corp. 2.052%, 11/1/50, Federal National Mortgage Assn. 0.000%–6.000%, 1/15/30–3/1/51, Government National Mortgage Assn. 4.000%, 7/20/46, U.S. Treasury Bill 0.000%, 1/25/22, and U.S. Treasury Note/Bond 2.000%, 8/15/51, with a value of $11,526,000)	11,300	11,300
Total Temporary Cash Investments (Cost $54,863)			54,863
Total Investments (100.1%) (Cost $1,560,326)			1,784,856
Other Assets and Liabilities—Net (-0.1%)			(1,275)
Net Assets (100%)			1,783,581
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	219	47,060	(1,654)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,714,473	15,520	—	1,729,993
Temporary Cash Investments	43,563	11,300	—	54,863
Total	1,758,036	26,820	—	1,784,856
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,654	—	—	1,654
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.